Related Party Transactions - Summary of Balances with Related Parties (Detail) ¥ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Disclosure of balances between related parties [line items]
Trade and notes receivables	¥ 334		¥ 1
Trade and bills payables	1,661		1,219
Amounts due from related parties	776		278
Contract liabilities	11,677		10,396
Other payables and accruals	383		1,093
Long-term borrowings (included in borrowings) CEA Holding	26,604		25,867
Shanghai Eastern Airlines Logistics Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	295
Contract liabilities			6
China Eastern Air Catering Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	1		1
Trade and bills payables	390		272
Amounts due from related parties	6		16
Other payables and accruals	2		1
Eastern Aviation Import & Export Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	421		229
Amounts due from related parties	272		133
Other payables and accruals	5		129
Shanghai Technologies Aerospace Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	104		141
Amounts due from related parties	7		31
Eastern Aviation Advertising Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	28		28
Other payables and accruals			3
CEA Development Co., Ltd. and its subsidiaries [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	76		15
Amounts due from related parties	7		7
Other payables and accruals	1		49
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties			25
Other payables and accruals	¥ 111
Long-term borrowings (included in borrowings) CEA Holding	3.86%	3.86%
Long-term borrowings (included in borrowings) CEA Holding	¥ 828
CASC [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	23
Trade and bills payables	17		18
Amounts due from related parties	13		12
Other payables and accruals	2		2
CES Global [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties			3
TravelSky [member]
Disclosure of balances between related parties [line items]
Amounts due from related parties	7
Shanghai Eastern Airlines Tour [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables | $		$ 3
Beijing Aviation Property [Member]
Disclosure of balances between related parties [line items]
Trade and bills payables | $		101
Others [member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	5
Trade and bills payables	7		1
Amounts due from related parties	21		23
Other payables and accruals	8		3
Shanghai Collins Aviation Maintenance Service Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	7		1
China Eastern Air Holding Company [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	18		13
Other payables and accruals			¥ 104
Long-term borrowings (included in borrowings) CEA Holding			3.89%
Long-term borrowings (included in borrowings) CEA Holding			¥ 528
Shanghai Hute Aviation Technology Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	13		15
Shanghai Pratt & Whitney Aircraft Engine Maintenance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables | $		$ 465
Other payables and accruals			315
China Kaiya [member]
Disclosure of balances between related parties [line items]
Other payables and accruals			2
Shanghai Eastern Union Aviation Wheels & Brakes Maintenance Services Overhaul Engineering Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	17		14
Travelsky technology limited [member]
Disclosure of balances between related parties [line items]
Trade and bills payables	22		333
CAE Melbourne Flight Training Pty Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals			311
Shanghai Eastern Airlines Investment Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	86		10
CES International Financial Leasing Corporation Limited [member]
Disclosure of balances between related parties [line items]
Other payables and accruals	166		164
Obligations under finance leases	¥ 42,848		¥ 30,190
Eastern Air Group Finance Co., Ltd. [member]
Disclosure of balances between related parties [line items]
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	0.35%	0.35%	0.35%
Short-term deposits (included in cash and cash equivalents) Eastern Air Finance Company	¥ 1,122		¥ 282
CAE Melbourne [member]
Disclosure of balances between related parties [line items]
Percentage of loan to joint venture	3.74%	3.74%	3.74%
Loan to joint venture	¥ 15		¥ 20
Juneyao Air [Member]
Disclosure of balances between related parties [line items]
Trade and notes receivables	10
Amounts due from related parties	10
Eastern Logistics [member]
Disclosure of balances between related parties [line items]
Trade and bills payables			¥ 167
XIESA [Member]
Disclosure of balances between related parties [line items]
Other payables and accruals	¥ 2
Eastern Air Finance Company [Member]
Disclosure of balances between related parties [line items]
Other payables and accruals | $		$ 405